Schedule of Investments (unaudited) April 30, 2020	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 6.3%
iShares Core High Dividend ETF(a)	23,003	$1,880,725
iShares Preferred and Income Securities ETF(a)(b)	450,796	15,620,082

		17,500,807

Domestic Fixed Income — 0.9%
iShares 20+ Year Treasury Bond ETF(a)(b)	15,364	2,561,793

Domestic Real Estate — 8.5%
iShares Mortgage Real Estate ETF(a)	1,076,479	23,757,892

International Equity — 17.7%
iShares Emerging Markets Dividend ETF(a)	880,860	26,875,038
iShares International Select Dividend ETF(a)	951,139	22,736,978

		49,612,016

International Fixed Income — 22.6%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(b)	491,857	18,872,553
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	440,566	44,276,883

		63,149,436

Investment Grade Bonds — 17.6%
iShares Long-Term Corporate Bond ETF(a)(b)	736,286	49,338,525

Mortgage-Backed Securities — 3.9%
iShares MBS ETF(a)(b)	98,759	10,972,125

Non-Investment Grade Bonds — 22.4%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	778,155	62,587,007

Total Investment Companies — 99.9% (Cost: $335,592,099)		279,479,601

Security	Shares	Value

Short-Term Investments

Money Market Funds — 39.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(a)(c)(d)	108,789,388	$108,909,056
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(a)(c)	73,000	73,000

		108,982,056

Total Short-Term Investments — 39.0% (Cost: $108,869,758)		108,982,056

Total Investments in Securities — 138.9% (Cost: $444,461,857)		388,461,657

Other Assets, Less Liabilities — (38.9)%		(108,857,217)

Net Assets — 100.0%		$279,604,440

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,643,936	29,145,452	(b)	—	108,789,388	$108,909,056	$590,836	(c)	$(108,083)	$89,784
BlackRock Cash Funds: Treasury, SL Agency Shares	59,000	14,000	(b)	—	73,000	73,000	3,786		—	—
iShares 20+ Year Treasury Bond ETF	—	20,649		(5,285)	15,364	2,561,793	8,585		33,802	171,526
iShares Core High Dividend ETF	84,893	35,014		(96,904)	23,003	1,880,725	49,308		(160,419)	(476,013)
iShares Emerging Markets Dividend ETF	—	1,476,931		(596,071)	880,860	26,875,038	1,495,780		(1,817,439)	(6,659,256)
iShares Floating Rate Bond ETF	—	335,575		(335,575)	—	—	128,323		(6,447)	—
iShares iBoxx $ High Yield Corporate Bond ETF	778,257	320,961		(321,063)	778,155	62,587,007	2,872,599		(2,452,096)	(5,091,093)
iShares Intermediate-Term Corporate Bond ETF	726,016	128,020		(854,036)	—	—	156,165		3,443,773	(2,292,076)
iShares International Select Dividend ETF	1,648,268	590,602		(1,287,731)	951,139	22,736,978	1,544,864		(5,837,614)	(3,041,164)
iShares J.P. Morgan EM Local Currency Bond ETF	774,389	255,781		(538,313)	491,857	18,872,553	1,482,417		(2,708,912)	(3,253,665)
iShares J.P. Morgan USD Emerging Markets Bond ETF	457,724	195,873		(213,031)	440,566	44,276,883	1,892,004		(1,998,054)	(5,964,976)
iShares Long-Term Corporate Bond ETF	162,685	921,163		(347,562)	736,286	49,338,525	1,242,392		61,911	(740,158)
iShares MBS ETF	—	132,297		(33,538)	98,759	10,972,125	55,246		(9,028)	132,080
iShares Mortgage Real Estate ETF	1,175,821	484,909		(584,251)	1,076,479	23,757,892	3,526,256		(6,967,745)	(22,522,864)
iShares Preferred and Income Securities ETF	456,832	185,830		(191,866)	450,796	15,620,082	757,174		(761,945)	(1,277,756)
iShares Select Dividend ETF	92,898	39,791		(132,689)	—	—	183,449		(177,833)	(577,151)

						$388,461,657	$15,989,184		$(19,466,129)	$(51,502,782)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Morningstar Multi-Asset Income ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$279,479,601	$—	$—	$279,479,601
Money Market Funds	108,982,056	—	—	108,982,056

	$388,461,657	$—	$—	$388,461,657

2